Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2021, 2022 and 2023 consist of the following:

	Millions of yen
	2021	2022	2023
Net gains on investment securities	¥44,622	¥54,585	¥30,284
Dividends income	1,475	1,925	2,146

	¥46,097	¥56,510	¥32,430

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”